Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Basic and Diluted Net (Loss) Income Per Share

The following tables present a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each class of common stock:

	For the Three Months Ended September 30,
	2024			2023
	Class A redeemable	Class A non-redeemable	Class B	Class A redeemable	Class A non-redeemable	Class B
Basic and diluted net loss per common share:
Numerator:
Allocation of net loss	$(18,797)	$(184,683)	$(32,591)	$(64,374)	$(138,726)	$(24,481)
Denominator:
Basic and diluted weighted average common shares outstanding	519,080	5,100,000	900,000	2,366,608	5,100,000	900,000

Basic and diluted net loss per common share	$(0.04)	$(0.04)	$(0.04)	$(0.03)	$(0.03)	$(0.03)

	For the Nine Months Ended September 30,
	2024			2023
	Class A redeemable	Class A non-redeemable	Class B	Class A redeemable	Class A non-redeemable	Class B
Basic and diluted net (loss) income per common share:
Numerator:
Allocation of net (loss) income	$(311,063)	$(1,995,031)	$(352,064)	$159,231	$75,165	$50,033
Denominator:
Basic and diluted weighted average common shares outstanding	795,185	5,100,000	900,000	7,637,976	3,605,495	2,400,000

Basic and diluted net (loss) income per common share	$(0.39)	$(0.39)	$(0.39)	$0.02	$0.02	$0.02

The following tables present a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each class of common stock:

	For the Year Ended December 31,
	2023			2022
	Class A redeemable	Class A non- redeemable	Class B	Class A redeemable	Class B
Basic and diluted net (loss) income per common share:
Numerator:
Allocation of net (loss) income	$(324,619)	$(216,710)	$(109,809)	$9,525,947	$2,383,487
Denominator:
Basic and diluted weighted average common shares outstanding	5,965,080	3,982,192	2,017,808	24,000,000	6,000,000

Basic and diluted net (loss) income per common share	$(0.05)	$(0.05)	$(0.05)	$0.40	$0.40